CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net income (loss)	¥ 260,527,601	$ 36,694,544	¥ (461,689,453)	¥ 83,571,886
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	116,870,237	16,460,829	125,338,901	119,336,508
Share of (income) loss in equity method investments	1,392,002	196,059	1,598,301	(382,874)
Impairment loss of goodwill	0		91,236,480
Impairment of indefinite-lived intangible assets	16,027,000	2,257,356	30,892,345	14,047,000
Impairment of long-lived assets	40,559,449	5,712,679	53,244,063	6,246,986
Noncash lease expense	271,156,173	38,191,548	310,802,786
Losses from disposal of subsidiaries	1,223,952	172,390	16,117,056
Interest income	(6,009,370)	(846,402)	(1,411,662)	(4,118,687)
Bad debt expenses	38,858,275	5,473,074	431,180,588	136,908,842
(Gains) losses and impairment on equity securities held	6,998,104	985,662	62,156,235	(9,137,875)
Losses on disposal of property, plant and equipment	2,166,990	305,214	4,518,601	3,348,638
Foreign exchange gains	(372,187)	(52,421)	(17,843,559)	(1,242,065)
Share-based compensation	62,650	8,824	(62,356)	2,464,763
Changes in operating assets and liabilities:
Accounts receivable	(5,359,275)	(754,838)	(53,611,693)	(24,381,337)
Prepaid rent				(3,106,262)
Inventories	4,764,959	671,130	10,626,796	9,404,672
Amounts due from related parties	8,372,296	1,179,213	(8,425,000)	(3,436,744)
Other current assets	(47,920,887)	(6,749,516)	63,924,588	(46,705,102)
Other assets	17,250,340	2,429,660	9,253,744	(48,408,656)
Accounts payable	(50,451,092)	(7,105,888)	(15,933,692)	5,371,215
Amounts due to related parties	(5,406,910)	(761,547)	3,561,244	6,090,572
Salary and welfare payable	(3,010,962)	(424,085)	10,348,812	2,170,104
Deferred revenue	(33,539,045)	(4,723,876)	(77,754,052)	(55,575,600)
Advance from customers	(3,211,266)	(452,297)	(18,834,737)	4,287,025
Accrued expenses and other current liabilities	26,174,961	3,686,666	69,046,891	59,226,646
Income tax payable	32,861,850	4,628,495	6,664,115	(15,540,477)
Unrecognized tax benefits	28,569,943	4,023,992	21,146,549	38,581,568
Operating lease liabilities	(256,017,527)	(36,059,314)	(233,948,343)
Deferred rent				44,185,810
Other long-term liabilities	(5,065,347)	(713,439)	(10,555,063)	15,532,192
Deferred taxes	(2,423,339)	(341,320)	(127,047,022)	40,510,113
Net cash provided by operating activities	455,049,575	64,092,392	294,541,463	379,248,861
Investing activities:
Purchases of property, plant and equipment	(87,764,045)	(12,361,308)	(83,723,370)	(360,706,474)
Purchases of intangible assets	(740,406)	(104,284)	(108,028)	(201,746)
Proceeds from disposal of property, plant and equipment	2,951,611	415,726	5,951,096	2,961,611
Acquisitions, net of cash received				(147,608,325)
Advances for acquisitions				(39,483,494)
Collections of acquisition advances				12,154,500
Advances for purchases of property, plant and equipment				(220,877,020)
Repayments from advances for purchases of property, plant and equipment			3,247,390	22,400,000
Purchases of short-term investments	(262,680,045)	(36,997,711)	(161,760,000)	(410,189,081)
Proceeds from maturities of short-term investments	167,009,370	23,522,778	550,663,022	536,383,232
Proceeds from maturities of long-term time deposits				50,000,000
Purchase of long-term time deposits	(63,340,000)	(8,921,252)		(130,000,000)
Purchases of investments in equity securities				(8,940,000)
Proceeds from disposal of equity securities			116,555,911	284,004,591
Proceeds from disposal of subsidiaries	37,800,000	5,324,019	79,666,586	1,693,392
Loans to related parties			(168,695,802)	(564,818,942)
Repayment from related parties			43,555,000	268,133,500
Loans to third parties			(14,628,629)	(36,944,271)
Repayment from third parties	14,553,007	2,049,748	1,638,833	55,127,367
Loan to franchisees	(22,643,066)	(3,189,209)	(47,760,740)	(423,399,028)
Repayment from franchisees	121,145,169	17,062,940	95,844,426	133,380,285
Others				(1,118,387)
Net cash (used in) generated from investing activities	(93,708,405)	(13,198,553)	420,445,695	(978,048,290)
Financing activities:
Distribution to the shareholders (Note 1)			(40,999,458)	(320,253,160)
Repurchase of ordinary shares	(19,706,775)	(2,775,641)
Proceeds from bank loans	174,000,000	24,507,387	305,600,000	858,000,000
Repayment of bank loans	(458,300,000)	(64,550,205)	(605,500,000)	(315,300,000)
Loan from non-controlling interest	272,500	38,381	5,103,299	9,689,903
Capital contribution from noncontrolling interest holders			400,000	8,191,000
Net cash generated from (used in) financing activities	(303,734,275)	(42,780,078)	(335,396,159)	240,327,743
Effect of exchange rate changes on cash and cash equivalents and restricted cash	32,086	4,520	1,248,139	(1,412,474)
Net (decrease) increase in cash and cash equivalents and restricted cash	57,638,981	8,118,281	380,839,138	(359,884,160)
Cash and cash equivalents and restricted cash at the beginning of the year	733,961,731	103,376,348	353,122,593	713,006,753
Cash and cash equivalents and restricted cash at the end of the year	791,600,712	111,494,629	733,961,731	353,122,593
Supplemental disclosure of cash flow information:
Interest paid	(14,053,841)	(1,979,442)	(27,987,842)	(15,303,462)
Income taxes paid	(61,735,423)	$ (8,695,252)	(59,441,030)	(50,604,876)
Supplemental disclosure of non-cash investing and financing activities:
Consideration payable for acquisitions				15,342,675
Share consideration of disposal of Urban Group			16,971,057
Reconciliation of cash, cash and equivalents and restricted cash
Cash and cash equivalents	765,547,547		699,244,375	330,198,744
Restricted cash, current	6,576,906		7,937,683	3,588,622
Restricted cash, non-current	19,476,259		26,779,673	19,335,227
Total cash, cash and equivalents and restricted cash shown in the statements of cash flow	¥ 791,600,712		¥ 733,961,731	¥ 353,122,593